Property, Plant and Equipment, net, Property and Equipment by Major Asset Classes (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Assets held for sale		$ (34,697,385)	$ 69,430,788
Depreciation	$ 34,350	1,503,050
Property and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	1,994,191	34,658,519	1,994,191
Wind Turbines [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	0	32,576,826	0
Assets held for sale		33,748,655
Depreciation		1,159,575
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	1,809,400	1,914,676	1,809,400
Office Furniture [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	116,613	105,743	116,613
Other Fixtures and Fittings, Office Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	$ 68,178	$ 61,274	$ 68,178